Annual Total Returns[BarChart] - PROFUND VP U.S. GOVERNMENT PLUS - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	43.51%	0.97%	(19.11%)	36.39%	(5.64%)	(0.31%)	9.49%	(5.42%)	18.22%	20.69%